Equity (Details) - Schedule of ordinary share capital - Ordinary Shares [Member] - shares	Jun. 30, 2022	Dec. 31, 2021
Equity (Details) - Schedule of ordinary share capital [Line Items]
Number of shares, Authorized	75,000,000	75,000,000
Number of shares, Issued and paid	30,447,035	30,000,339